Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before income tax	$ (85,283,966)	$ (1,806,871)	$ (11,641,945)
Adjustments to reconcile profit (loss)
Depreciation expenses	1,139,488	1,025,783	433,262
Amortization expenses	2,101,080	1,809,774	1,058,392
Expected credit losses (gain)	192,134	(44,725)	72,808
Interest expense	8,167,872	298,958	137,029
Interest income	(21,773)	(19,340)	(10,994)
Gain on disposal of property, plant and equipment, net	(38)	(3,732)	(10)
Gain on lease modification	(3,273)
Impairment loss on Intangible assets	29,026,050	298,424
Losses (gain) on valuation of financial liabilities at fair value through profit or loss	676,564	(5,480,914)	8,054,506
Share-based payment transactions	250,952	118,800	237,301
Listing expense	38,100,249
Changes in operating assets and liabilities
Current contract assets	(767,537)	(60,002)	261,717
Accounts and notes receivable	624,242	(3,121,238)	2,480,429
Other receivables	804,116	(188,073)	(9,928)
Inventories	27,796	14,714	(45)
Prepayments	(64,877)	91,899	(146,141)
Other current assets	(182,526)	13,512	9,261
Other non-current assets	(229,300)	214,448	86,146
Current contract liabilities	(455,207)	(54,194)	124,699
Accounts and notes payable	88,727	1,974,808	(1,964,807)
Other payables	(2,755,037)	3,795,566	(92,958)
Other current liabilities	(615,585)	236,682	722,065
Provisions	(40,834)	(213,270)
Other non-current liabilities	(539,782)	114,463
Cash used in operations	(9,760,465)	(984,528)	(189,213)
Interest received	21,773	19,340	10,994
Interest paid	(440,909)	(330,829)	(114,266)
Income tax paid	(32,469)	(128,465)	(467,621)
Net cash used in operating activities	(10,212,070)	(1,424,482)	(760,106)
Cash flows from investing activities
Acquisition of financial assets at amortized cost	(367,151)	(44,901)	(100,506)
Proceeds from repayments of financial assets at amortized cost	85,673	1,604	9,046
Payment of contingent consideration		(400,000)	(300,000)
Acquisition of property, plant and equipment	(89,121)	(87,179)	(52,481)
Proceeds from disposal of property, plant and equipment	14,066	4,863	10
Acquisition of intangible assets	(275,609)	(171,541)	(229,174)
Proceeds from disposal of intangible assets		7,888
Net cash flow from acquisition of subsidiaries	1,552,346	942,007	(1,691,768)
Net cash flow from recapitalization	2,653
Net cash generated from (used in) investing activities	922,857	252,741	(2,364,873)
Cash flows from financing activities
Increase in short-term borrowings	1,861,076	1,397,615	1,005,059
Repayments of short-term borrowings	(4,323,616)	(320,718)	(1,005,059)
Increase in long-term borrowings	7,857,361	3,083,996	4,001,688
Repayments of long-term borrowings	(5,055,675)	(2,827,853)	(1,739,984)
Payments on bonds payable	(313,189)	(149,547)
Payment on lease liabilities	(1,001,160)	(782,117)	(373,901)
Proceeds from issuance of financial liabilities at fair value through profit or loss	6,475,471		2,199,999
Proceeds from issuance of November PIPE Convertible Notes	4,355,000
Proceeds from issuance of ordinary shares		301,203	299,814
Share-based payments	22,911	99,999	62,083
Proceeds from guarantee deposits	119,140	27,171
Decrease in non-current liabilities			(125,741)
Acquisition of ownership interest in subsidiaries		(298,318)
Changes in non-controlling interests	25,094	(459)	669,869
Net cash generated from financing activities	10,022,413	530,972	4,993,827
Effect of foreign exchange rate changes	(116,742)	(63,249)	(314,199)
Net increase (decrease) in cash and cash equivalents	616,458	(704,018)	1,554,649
Cash and cash equivalents at beginning of year	3,030,298	3,734,316	2,179,667
Cash and cash equivalents at end of year	$ 3,646,756	$ 3,030,298	$ 3,734,316